SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Value Added Taxes, Revenue recognition, Selling and Marketing Expenses, Employee Benefits (Details)	11 Months Ended	12 Months Ended			21 Months Ended
	Mar. 31, 2019	Dec. 31, 2020 CNY (¥) item	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Advertising expenses		¥ 27,253,585	¥ 15,842,771	¥ 12,013,725
Employee social benefits		¥ 43,023,105	¥ 66,161,467	¥ 60,765,557
CPaaS
Disaggregation of Revenue [Line Items]
VAT rate	6.00%				6.00%
Number of Performance obligations | item		2
CPaaS | Minimum
Disaggregation of Revenue [Line Items]
Length of service contracts		3 months
CPaaS | Maximum
Disaggregation of Revenue [Line Items]
Length of service contracts		12 months
Communication devices
Disaggregation of Revenue [Line Items]
VAT rate	16.00%				13.00%
Cloudbased CC | Minimum
Disaggregation of Revenue [Line Items]
Length of service contracts		3 months
Cloudbased CC | Maximum
Disaggregation of Revenue [Line Items]
Length of service contracts		12 months